Prepayments, Net - Schedule of Prepayments, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Prepayments, Net [Abstract]
Prepayment	$ 14,155,014	$ 6,354,653
Less: allowance for prepayment	(286,098)	(114,792)	$ (209,412)	$ (51,755)
Total prepayments, net	$ 13,868,916	$ 6,239,861